SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS
3.	SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years ended
	2017	2016	2015
	(Dollars in thousands)
Cash paid during the year for:
Interest	$113,710	$110,351	$132,780
Taxes	2,155	460	384
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance	2,045	—	3,292
Maintenance payment liability applied to rent receivables and rentals received in advance	68	—	2,523
Other liabilities applied to maintenance payment liability and rent receivables	676	2,550	240
Noncash investing activities:
Aircraft improvement	192	5,245	1,587
Noncash activities in connection with purchase of aircraft	3,979	6,388	19,382
Noncash activities in connection with sale of aircraft	—	78,722	93,819